Accrued Liabilities and Other Payables (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Liabilities and Other Payables
Summary of accrued liabilities and other payables

	December 31, 2018	December 31, 2019
	RMB in thousands
Accrued marketing expenses	71,217	229,457
Leasing liabilities - current portion	—	95,901
Consideration payable for acquisitions and investments	502,279	79,059
Advances to/payables from third parties	21,966	76,893
Payables to producers and licensors	9,357	25,898
Professional fees	13,492	22,562
Other staff related cost	18,685	13,791
Interest payable	—	11,990
Others	33,446	20,212

Total	670,442	575,763